UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22039
                                                    -----------

         First Trust Specialty Finance and Financial Opportunities Fund
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               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period: August 31, 2013
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS
AUGUST 31, 2013 (UNAUDITED)


    SHARES                                    DESCRIPTION                                      VALUE
---------------  ----------------------------------------------------------------------    --------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 106.1%

                 CAPITAL MARKETS - 106.1%
        139,032  American Capital Ltd. (a) (b).........................................    $    1,735,119
        465,108  Apollo Investment Corp. (b)...........................................         3,669,702
        791,552  Ares Capital Corp. (b)................................................        13,915,484
        214,420  BlackRock Kelso Capital Corp. (b).....................................         2,101,316
         83,451  Fidus Investment Corp.................................................         1,563,872
         79,094  Fifth Street Finance Corp. (b)........................................           819,414
        147,536  Full Circle Capital Corp. (b).........................................         1,205,369
        420,716  Gladstone Capital Corp. (b)...........................................         3,441,457
        183,333  Gladstone Investment Corp. (b)........................................         1,253,998
        567,793  Golub Capital BDC, Inc. (b)...........................................         9,811,463
            948  Golub Capital BDC, Inc. (c)...........................................            16,379
          8,699  Harvest Capital Credit Corp...........................................           129,615
        514,718  Hercules Technology Growth Capital, Inc. (b)..........................         7,458,264
        222,697  Horizon Technology Finance Corp. (b)..................................         2,973,005
        300,517  KCAP Financial, Inc. (b)..............................................         2,509,317
         53,798  Main Street Capital Corp. (b).........................................         1,566,598
        444,100  MCG Capital Corp. (b).................................................         2,171,649
        260,853  Medallion Financial Corp. (b).........................................         3,688,461
        543,162  Medley Capital Corp. (b)..............................................         7,142,580
          5,000  Monroe Capital Corp...................................................            68,800
        256,394  MVC Capital, Inc. (b).................................................         3,212,617
        289,212  New Mountain Finance Corp. (b)........................................         4,245,632
        333,937  NGP Capital Resources Co. (b).........................................         2,107,142
        124,621  OFS Capital Corp. (b).................................................         1,514,145
        177,965  PennantPark Floating Rate Capital Ltd. (b)............................         2,358,036
        774,500  PennantPark Investment Corp. (b)......................................         8,589,205
         12,176  Prospect Capital Corp.................................................           134,788
         14,085  Saratoga Investment Corp..............................................           257,896
        290,709  Solar Capital Ltd. (b)................................................         6,381,063
         55,050  Solar Senior Capital Ltd. (b).........................................           978,789
        120,026  Stellus Capital Investment Corp. (b)..................................         1,807,592
        343,105  TCP Capital Corp. (b).................................................         5,345,576
        509,618  THL Credit, Inc. (b)..................................................         8,001,003
        124,337  TICC Capital Corp. (b)................................................         1,198,609
        199,601  Triangle Capital Corp. (b)............................................         5,822,361
                                                                                           --------------
                 TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES..................       119,196,316
                 (Cost $121,613,448)                                                       --------------

COMMON STOCKS - 11.2%

                 CAPITAL MARKETS - 0.0%
            268  Safeguard Scientifics, Inc. (a).......................................             3,897
                                                                                           --------------

                 REAL ESTATE INVESTMENT TRUSTS - 11.2%
        354,500  Annaly Capital Management, Inc. (b)...................................         4,137,015
         20,000  Ares Commercial Real Estate Corp......................................           255,400
        192,307  CYS Investments, Inc. (c).............................................         1,476,918
        460,573  CYS Investments, Inc. (b).............................................         3,537,201

                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

    SHARES                                    DESCRIPTION                                      VALUE
---------------  ----------------------------------------------------------------------    --------------
COMMON STOCKS (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        176,282  Hatteras Financial Corp. (b)..........................................    $    3,225,960
                                                                                           --------------
                                                                                               12,632,494
                                                                                           --------------
                 TOTAL COMMON STOCKS...................................................        12,636,391
                 (Cost $17,995,308)                                                        --------------


MASTER LIMITED PARTNERSHIPS - 3.3%

                 DIVERSIFIED FINANCIAL SERVICES - 3.3%
        216,200  Compass Diversified Holdings (b)......................................         3,735,936
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS.....................................         3,735,936
                 (Cost $1,026,079)                                                         --------------

EXCHANGE-TRADED FUNDS  - 0.9%

                 DIVERSIFIED FINANCIAL SERVICES- 0.9%
         25,000  SPDR Barclays High Yield Bond ETF.....................................           991,750
                                                                                           --------------
                 TOTAL EXCHANGE-TRADED FUNDS...........................................           991,750
                 (Cost $882,177)                                                           --------------

                 TOTAL INVESTMENTS - 121.5%............................................       136,560,393
                 (Cost $141,517,012)       (d)

                 OUTSTANDING LOAN - (22.2%)............................................       (25,000,000)

                 NET OTHER ASSETS AND LIABILITIES - 0.7%...............................           833,787
                                                                                           --------------
                 NET ASSETS - 100.0%...................................................    $  112,394,180
                                                                                           ==============

(a)   Non-income producing security.

(b) All or a portion of this security serves as collateral on the outstanding loan.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,143,408 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,100,027.

Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB) PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2013 (UNAUDITED)

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of August 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   8/31/2013        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks - Business Development Companies* $   119,196,316  $ 119,196,316  $            --   $          --
Common Stocks*................................       12,636,391     12,636,391               --              --
Master Limited Partnerships*..................        3,735,936      3,735,936               --              --
Exchange-Traded Funds*........................          991,750        991,750               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $   136,560,393  $ 136,560,393  $            --   $          --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for Industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of August 31, 2013, the Fund transferred common stocks valued at $16,379 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so because it was previously priced at a discount to the last sale price, but the discount has been eliminated and it is now being priced at the last sale price, which is received daily from an independent third party pricing service.

                See Notes to Quarterly Portfolio of Investments           Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                          AUGUST 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FGB on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks, master limited partnerships and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)    the type of security;

2)    the size of the holding;

3)    the initial cost of the security;

4)    transactions in comparable securities;

5)    price quotes from dealers and/or pricing services;

6)    relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8)    an analysis of the issuer's financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)    the value of similar foreign securities traded on other foreign markets;

2)    ADR trading of similar securities;

3)    closed-end fund trading of similar securities;

4)    foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6)    factors relating to the event that precipitated the pricing problem;

7)    whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                          AUGUST 31, 2013 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2013, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                                                              % OF
                                          ACQUISITION                             CARRYING                     NET
SECURITY                                      DATE         SHARES      PRICE        COST          VALUE       ASSETS
---------------------------------------   -----------   ------------   -----    ------------   ------------   ------
CYS Investments, Inc.                      5/19/2008      192,307      $ 7.68    $2,575,125     $1,476,918     1.31%
Golub Capital BDC, Inc.                    8/15/2012          948      $17.28        14,228         16,379     0.01
                                           --------      --------      ------    ----------     ----------     -----
                                                          193,255                $2,589,353     $1,493,297     1.32%
                                                         ========                ==========     ==========

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Specialty Finance and Financial Opportunities Fund
            ------------------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 15, 2013
      -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 15, 2013
      -------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 15, 2013
      -------------------------

*Print the name and title of each signing officer under his or her signature.